SHARE-BASED PAYMENTS - Share Options Granted (Details) - Graded Vesting	12 Months Ended
	Dec. 31, 2023 CAD ($) year	Dec. 31, 2022 CAD ($) year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average fair value at grant date	$ 8.96	$ 11.43
Weighted average expected volatility (percent)	35.70%	46.60%
Weighted average expected option life (years) | year	3.67	3.67
Expected annual dividends per option	$ 2.66	$ 2.55
Expected forfeitures (percent)	7.40%	7.30%
Risk-free interest rate (based on government bonds) (percent)	3.90%	1.70%